Borrowings and Lines of Credit (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Disclosure [Abstract]
Other Loans Payable	$ 86		$ 100
Other Long-term Debt	395	[1]	403	[1]
Principal Long-Term Debt	19,643		22,365
Other Long-Term Debt Fair Market Value Adjustments	210	[1]	353	[1]
Total long-term debt	19,853		22,718
Long-term debt currently due	(112)		(1,121)
Long-term debt	19,741		21,597
Debt Percentage Bearing Variable Interest Rate	10.00%		9.00%
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	112
Long Term Debt Maturities Repayments Of Principal In Year Two	1,732
Long Term Debt Maturities Repayments Of Principal In Year Three	233
Long Term Debt Maturities Repayments Of Principal In Year Four	2,534
Long Term Debt Maturities Repayments Of Principal In Year Five	121
Long Term Debt Maturities Repayments Of Principal After Year Five	14,911
Debt Instrument [Line Items]
Debt Instrument, London Interbank Offered Rate	0.20%
Gains (Losses) on Extinguishment of Debt	23		26
June 2013 Redemption Call [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Announcement Date	May 24, 2013
Extinguishment of Debt, Payment Date	Jun. 24, 2013
May 2013 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Payment Date	May 07, 2013
December 2012 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Announcement Date			Dec. 06, 2012
Extinguishment of Debt, Expiration Date	Jan. 07, 2013
Extinguishment of Debt, Payment Date	Jan. 08, 2013
August 2013 Redemption Call [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Announcement Date	Jul. 24, 2013
Extinguishment of Debt, Payment Date	Aug. 23, 2013
September 2013 Redemption Call [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Announcement Date	Aug. 28, 2013
Extinguishment of Debt, Payment Date	Sep. 27, 2013
Long-term Debt [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	2		635
Long-term Debt [Member] | December 2012 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	637
Debt Fair Value Adjustment [Member] | December 2012 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount			126
LIBOR plus 0.270% floating rate notes due 2013
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	[2]	1,000	[2]
Debt Instrument, Maturity Year Date	2013
Debt Instrument, Call Feature	The three-month LIBOR rate as of December 31, 2013 was approximately 0.2%
Debt Instrument, Interest Rate Terms	LIBOR plus 0.270%
LIBOR plus 0.500% floating rate notes due 2015
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	500	[2]	500	[2]
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Call Feature	The three-month LIBOR rate as of December 31, 2013 was approximately 0.2%
Debt Instrument, Interest Rate Terms	LIBOR plus 0.500%
Notes 1.200% Due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	[3]	1,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	1.20%
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.200% Due 2015 [Member] | June 2013 Redemption Call [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	327
Notes 1.200% Due 2015 [Member] | May 2013 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	674
Notes 1.200% Due 2015 [Member] | Long-term Debt [Member] | May 2013 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	874
Notes 1.200% Due 2015 [Member] | Debt Fair Value Adjustment [Member] | May 2013 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	36
Notes 4.875% Due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,200	[3]	1,200	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.290% Due 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	186	[1]	291	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.29%
Debt Instrument, Maturity Year Date	2016
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.290% Due 2016 [Member] | Long-term Debt [Member] | May 2013 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	103
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,000	[3]	1,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.375%
Debt Instrument, Maturity Year Date	2017
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.800% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,500	[3]	1,500	[3]
Debt Instrument, Interest Rate, Stated Percentage	1.80%
Debt Instrument, Maturity Year Date	2017
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	99	[1]	99	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Year Date	2018
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.125% Due 2019 GR [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	[1]	300	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2019
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.125% Due 2019 GR [Member] | August 2013 Redemption Call [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	202
Notes 6.125% Due 2019 GR [Member] | Long-term Debt [Member] | May 2013 Tender Offer [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	98
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,250	[3]	1,250	[3]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2019
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	272		272
Debt Instrument, Interest Rate, Stated Percentage	8.875%
Debt Instrument, Maturity Year Date	2019
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,250	[3]	1,250	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Year Date	2020
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	171	[1]	171	[1]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Year Date	2020
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 3.600% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	[1]	295	[1]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument, Maturity Year Date	2021
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 3.600% Due 2021 [Member] | September 2013 Redemption Call [Member]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	294
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	250		250
Debt Instrument, Interest Rate, Stated Percentage	8.75%
Debt Instrument, Maturity Year Date	2021
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	2,300	[3]	2,300	[3]
Debt Instrument, Interest Rate, Stated Percentage	3.10%
Debt Instrument, Maturity Year Date	2022
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Junior Subordinated Notes 1.550% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,100	[4]	1,100	[4]
Debt Instrument, Interest Rate, Stated Percentage	1.55%
Debt Instrument, Maturity Year Date	2022
Debt Instrument, Call Feature	The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	141	[1]	141	[1]
Debt Instrument, Interest Rate, Stated Percentage	7.10%
Debt Instrument, Maturity Year Date	2027
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	400		400
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Debt Instrument, Maturity Year Date	2028
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	550	[3]	550	[3]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument, Maturity Year Date	2029
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	600	[3]	600	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.40%
Debt Instrument, Maturity Year Date	2035
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	600	[3]	600	[3]
Debt Instrument, Interest Rate, Stated Percentage	6.05%
Debt Instrument, Maturity Year Date	2036
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	134	[1]	134	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Year Date	2036
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	159	[1]	159	[1]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Maturity Year Date	2038
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,000	[3]	1,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2038
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,000	[3]	1,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Debt Instrument, Maturity Year Date	2040
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	$ 3,500	[3]	$ 3,500	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Year Date	2042
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

[1]	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
[2]	The three-month LIBOR rate as of December 31, 2013 was approximately 0.2%.
[3]	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
[4]	The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.